CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) (Parenthetical) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 93,667	$ 87,408
Restricted cash - Current	1,030	374
Restricted cash - Long-Term	54	14
Cash, cash equivalents and restricted cash	94,751	$ 87,796
Service Based Earn-Out and the Bonus Amount	$ 2,166